Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
Overview
Kodiak AI, Inc. and its wholly owned subsidiary (the “Company” or “Kodiak”), headquartered in Mountain View, California, is a provider of artificial intelligence (“AI”)-powered autonomous vehicle technology. This technology addresses the needs of the long-haul trucking, industrial trucking, and defense industries. The Company’s core offering, the Kodiak Driver, is a single-platform virtual driver that combines advanced AI software with modular hardware for customer deployments. All Company operations are conducted in the United States.
On September 24, 2025 (the “Closing Date” or “Closing”), the Company (formerly known as Ares Acquisition Corporation II or “AACT”) consummated a merger (the “Merger”) with Kodiak Robotics, Inc. (“Legacy Kodiak”). The Merger was accounted for as a reverse recapitalization, with Legacy Kodiak being the accounting acquirer and AACT being the acquired company for accounting purposes.
Accordingly, the historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of Legacy Kodiak. Pursuant to a definitive business combination agreement dated April 14, 2025 (the “BCA”), the share and per share amounts for periods prior to the Merger have been retroactively converted as shares reflecting the per share merger consideration established in the Closing.
Liquidity and Going Concern
The Company has incurred recurring losses from operations and negative cash flows from operations since inception and, as of March 31, 2026, had an accumulated deficit of $827.2 million. As of March 31, 2026, the Company had cash and cash equivalents and marketable securities totaling $90.2 million, and short-term debt obligations totaling $12.3 million consisting of the current portion of debt and second lien loans. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company.
Management's plans to fund its operations include seeking additional funding through debt or equity offerings, including in the near term in the form of issuing equity and equity-linked securities and incurring additional indebtedness. On May 8, 2026, the Company closed a private placement of common stock and warrants resulting in aggregate gross proceeds of approximately $100.0 million (see Note 17). If additional capital is not obtained, management may need to modify its operational plan by reducing research and development initiatives and lowering growth expectations.
The Company’s cash and cash equivalents and marketable securities as of March 31, 2026, together with the proceeds raised from the private placement, will not be sufficient to fund its operations and meet its obligations as they become due for at least one year after the date these condensed consolidated financial statements are filed. Inclusive of the expected net proceeds from the private placement, the Company expects to be able to fund its business plan into the second quarter of 2027. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1. Description of Business
Overview
Kodiak AI, Inc. and its wholly owned subsidiary (the “Company” or “Kodiak”), headquartered in Mountain View, California, is a provider of artificial intelligence (“AI”)-powered autonomous vehicle technology. This technology addresses the needs of the long-haul trucking, industrial trucking, and defense industries. The Company’s core offering, the Kodiak Driver, is a single-platform virtual driver that combines advanced AI software with modular hardware for customer deployments. All Company operations are conducted in the United States.
The Company was originally incorporated in the Cayman Islands as an exempted company on March 15, 2021 under the name Ares Acquisition Corporation II (“AACT”). AACT was created as a special purpose acquisition company with the purpose of effecting a merger or similar transaction with one or more businesses.
As contemplated by a definitive business combination agreement dated April 14, 2025 (the “BCA”), Kodiak consummated the merger transaction (the “Merger”) on September 24, 2025 (the “Closing Date” or “Closing”), whereby AAC II Merger Sub, Inc. (“Merger Sub”), a direct wholly owned subsidiary of AACT, merged with and into Kodiak Robotics, Inc. (“Legacy Kodiak”), a Delaware corporation. In connection with the Merger, AACT domesticated as a Delaware corporation and changed its name to Kodiak AI, Inc.
The Merger was accounted for as a reverse recapitalization, with Legacy Kodiak being the accounting acquirer and AACT the acquired company for accounting purposes. As a result of the Merger, all historical financial information presented in the consolidated financial statements represent the accounts of Legacy Kodiak. Pursuant to the BCA, the share and per share amounts prior to the Closing have been retroactively converted as shares reflecting the per share merger consideration established in the Closing.
The Company’s common stock is listed on the Nasdaq under the symbol “KDK,” and the Company’s warrants to purchase shares of common stock are listed on the Nasdaq under the symbol “KDKRW.”
Liquidity and Going Concern
The Company has incurred recurring net losses and negative cash flows from operations since inception and, as of December 31, 2025, had an accumulated deficit of $853.7 million. As of December 31, 2025, the Company had cash and cash equivalents and marketable securities totaling $120.7 million, and short-term debt obligations totaled $11.9 million consisting of current portion of debt and second lien loans. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company.
The Company’s future capital requirements are influenced by the rate of adoption of its Kodiak Driver and Driver-as-a-Service (“DaaS”) model, launched in December 2024, as well as associated revenue growth, operating expenses, and research and development activities. To support its operating plan, management expects to seek additional funding through debt or equity offerings, including in the near term in the form of issuing equity and equity-linked securities and incurring additional indebtedness. If additional capital is not obtained, management may need to modify its operational plan by reducing research and development initiatives and lowering growth expectations. These factors in the aggregate raise substantial doubt regarding the Company’s ability to continue as a going concern for at least one year after the filing date of these consolidated financial statements. The Company’s current cash and cash equivalents and marketable securities are expected to fund the Company’s business plan into the fourth quarter of 2026. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.